INCOME TAXES - Reconciliation of income tax expense applying statutory tax and effective tax rates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Statutory income tax rate	26.70%	26.70%
Income before income tax expense	$ 2,755	$ 2,817
Computed income tax expense	736	752
Increase (decrease) in income tax expense resulting from:
Non-deductible stock-based compensation	0	5
Non-deductible portion of equity losses	7	1
Income tax adjustment, legislative tax change	(23)	0
Non-taxable portion of capital gains	(2)	(9)
Other	(6)	9
Total income tax expense	$ 712	$ 758
Effective income tax rate	25.80%	26.90%